Information by business segment and by geographic area - Special events occurred during the year (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Information by business segment and by geographic area
Result in disposal of assets (note 19)	$ (322)	$ (481)	$ (66)
Nacala Logistic Corridor (note 16)		458
Impairment and onerous contracts (note 20)	(577)	(271)	(1,174)
Total	$ (899)	$ (294)	$ (1,240)